Consolidated Statements Of Earnings - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales	$ 4,205.7	$ 3,924.1	$ 16,882.4		$ 14,433.7	$ 12,866.9
Cost of sales	(1,871.4)	(1,756.8)	(7,547.8)		(6,662.6)	(6,017.4)
Gross profit	2,334.3	2,167.3	9,334.6		7,771.1	6,849.5
Operating costs:
Selling, general and administrative expenses	(1,443.0)	(1,328.1)	(5,608.6)		(4,747.5)	(4,035.1)
Research and development expenses	(267.4)	(226.1)	(975.1)		(861.4)	(769.4)
Operating profit	623.9	613.1	2,750.9		2,162.2	2,045.0
Nonoperating income (expense):
Other income	0.0	223.4	223.4		12.4	122.6
Loss on early extinguishment of borrowings			(178.8)		0.0	0.0
Interest expense	(40.3)	(52.9)	(184.4)		(139.8)	(94.7)
Interest income	1.6	0.0	0.2		4.6	13.3
Earnings from continuing operations before income taxes	585.2	783.6	2,611.3		2,039.4	2,086.2
Income taxes	(101.4)	(197.8)	(457.9)		(292.7)	(447.5)
Net earnings from continuing operations	483.8	585.8	2,153.4		1,746.7	1,638.7
Earnings from discontinued operations, net of income taxes	22.3	172.6	400.3		1,610.7	959.7
Net earnings	$ 506.1	$ 758.4	$ 2,553.7		$ 3,357.4	$ 2,598.4
Net earnings per share:
Net earnings per share from continuing operations, basic	$ 0.70	$ 0.85	$ 3.12		$ 2.50	$ 2.33
Net earnings per share from continuing operations, diluted	0.69	0.84	3.08		2.47	2.29
Net earnings per share from discontinued operations, basic	0.03	0.25	0.58		2.31	1.37
Net earnings per share from discontinued operations, diluted	0.03	0.25	0.57		2.27	1.34
Net earnings per share, basic	0.73	1.10	3.69	[1]	4.81	3.70
Net earnings per share, diluted	$ 0.72	$ 1.09	$ 3.65		$ 4.74	$ 3.63
Average common stock and common equivalent shares outstanding:
Basic	694.3	688.6	691.2		698.1	702.2
Diluted	705.7	697.1	699.8		708.5	716.1

[1]	*Net earnings per share amount does not add due to rounding.